Investments in Associates and Joint Ventures (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interests In Other Entities [Abstract]
Investments in associates	$ 36	$ 20	$ 34
Investments in joint ventures	1,471	1,428	1,431
Investments in associates and joint ventures	$ 1,507	$ 1,448	$ 1,465